UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED

MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number  811-23170

NB Crossroads Private Markets Fund IV (TE) - Client LLC

(Exact name of registrant as specified in charter)

325 North Saint Paul Street

49th Floor

Dallas, TX 75201

(Address of principal executive offices) (Zip code)

Robert Conti, Chief Executive Officer and President

Neuberger Berman Investment Advisers LLC

1290 Avenue of the Americas

New York, NY 10104

(Name and address of agent for service)

Registrant’s telephone number, including area code: 1-212-476-8800

Date of fiscal year end: March 31

Date of reporting period: September 30, 2017

Form N-CSR is to be used by management investment companies to file reports with the Commission not later than 10 days after the transmission to stockholders of any report that is required to be transmitted to stockholders under Rule 30e-1 under the Investment Company Act of 1940 (17 CFR 270.30e-1). The Commission may use the information provided on Form N-CSR in its regulatory, disclosure review, inspection, and policymaking roles.

A registrant is required to disclose the information specified by Form N-CSR, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-CSR unless the Form displays a currently valid Office of Management and Budget ("OMB") control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to Secretary, Securities and Exchange Commission, 100 F Street, NE, Washington, DC 20549. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. § 3507.

Item 1. Reports to Stockholders.

NB Crossroads Private Markets Fund IV (TE) - Client LLC

Consolidated Financial Statements

(Unaudited)

For the six months ended September 30, 2017

NB Crossroads Private Markets Fund IV (TE) - Client LLC
For the six months ended September 30, 2017

NB Crossroads Private Markets Fund IV (TE) - Client LLC
Consolidated Statement of Assets, Liabilities and Members’ Equity – Net Assets
As of September 30, 2017 (Unaudited)

Assets

Investment in the Company, at fair value	$14,840,183
Cash and cash equivalents	2,780,687
Other receivable	25,000
Due from Company	19,500
Prepaid offering expense	3,319
Interest receivable	2,503
Other assets	659

Total Assets	$17,671,851

Liabilities

Distribution and servicing fee payable	$229,566
Offering expense payable	14,300
Organizational cost payable	5,395
Due to affiliates	3,692
Administration service fees payable	1,498
Other payables	9,290

Total Liabilities	263,741

Commitments and Contingencies (Note 4)

Members’ Equity - Net Assets	$17,408,110

Members’ Equity - Net Assets consists of:
Members’ capital paid-in	$18,325,224
Accumulated net investment loss	(1,344,708)
Accumulated net unrealized appreciation on investments	427,594

Total Members' Equity - Net Assets	$17,408,110

Units of Membership Interests outstanding (unlimited units authorized)	31,684.41
Net Asset Value Per Unit	$549.42

The accompanying notes and attached financial statements of NB Crossroads Private Markets Fund IV Holdings LLC are an integral part of these consolidated financial statements.

1

NB Crossroads Private Markets Fund IV (TE) - Client LLC
Consolidated Statement of Operations
For the six months ended September 30, 2017 (Unaudited)

Net Investment Loss Allocated from the Company:

Interest income	$4,486
Expenses	(216,780)

Total Net Investment Loss Allocated from the Company	(212,294)

Fund Income:

Other income	26,334
Interest income	14,987

Total Fund Income	41,321

Fund Expenses:

Distribution and servicing fee	581,316
Administration service fees	12,556
Offering expenses	9,227
Organizational expenses	2,550
Legal fees	1,541
Other fees	32,564

Total Fund Expenses	639,754

Net Investment Loss	(810,727)

Net Realized and Change in Unrealized Gain on Investment in the Company (Note 2)

Net change in unrealized appreciation on investment	427,594

Net Realized and Change in Unrealized Gain on Investment in the Company	427,594

Net Decrease in Members’ Equity – Net Assets Resulting from Operations	$(383,133)

The accompanying notes and attached financial statements of NB Crossroads Private Markets Fund IV Holdings LLC are an integral part of these consolidated financial statements.

2

NB Crossroads Private Markets Fund IV (TE) - Client LLC
Consolidated Statement of Changes in Members’ Equity – Net Assets

For the Period November 15, 2016 (Commencement of Operations) through March 31, 2017 (Audited)

Total Members
Members' committed capital	$73,832,651

Members' capital at November 15, 2016	$-
Capital contributions	1,476,653
Net investment loss	(533,981)
Members' capital at March 31, 2017	$942,672

For the six months ended September 30, 2017 (Unaudited)

Total Members
Members' committed capital	$114,532,651

Members' capital at April 1, 2017	$942,672
Capital contributions	16,848,571
Net investment loss	(810,727)
Net change in unrealized appreciation on investment in the Company	427,594
Members' capital at September 30, 2017	$17,408,110

The accompanying notes and attached financial statements of NB Crossroads Private Markets Fund IV Holdings LLC are an integral part of these consolidated financial statements.

3

NB Crossroads Private Markets Fund IV (TE) - Client LLC
Consolidated Statement of Cash Flows
For the six months ended September 30, 2017 (Unaudited)

CASH FLOWS FROM OPERATING ACTIVITIES

Net change in Members’ Equity – Net Assets resulting from operations	$(383,133)
Adjustments to reconcile net change in Members’ Equity – Net Assets resulting from operations to net cash used in operating activities:
Contributions to the Company	(14,150,918)
Change in fair value of investment in the Company	(215,300)
Changes in assets and liabilities related to operations
(Increase) decrease in due from Company	(13,603)
(Increase) decrease in prepaid offering expense	6,327
(Increase) decrease in interest receivable	(2,172)
(Increase) decrease in other assets	22,418
Increase (decrease) in distribution and servicing fee	52,638
Increase (decrease) in offering fees payable	2,057
Increase (decrease) in organizational cost payable	4,275
Increase (decrease) in due to affiliaties	(2,615)
Increase (decrease) in administration service fees payable	(8,322)
Increase (decrease) in other payables	(8,118)

Net cash provided by (used in) operating activities	(14,696,466)

CASH FLOWS FROM FINANCING ACTIVITIES

Proceeds from Members’ capital contributions	16,823,571
Net cash provided by (used in) financing activities	16,823,571

Net change in cash and cash equivalents	2,127,105
Cash and cash equivalents at the beginning of the period	653,582

Cash and cash equivalents at the end of the period	$2,780,687

The accompanying notes and attached financial statements of NB Crossroads Private Markets Fund IV Holdings LLC are an integral part of these consolidated financial statements.

4

NB Crossroads Private Markets Fund IV (TE) - Client LLC
Consolidated Financial Highlights

	For the six months ended September 30, 2017 (Unaudited)	Period from November 15, 2016 (Commencement of Operations) through March 31, 2017
Per Unit Operating Performance (1)

NET ASSET VALUE, BEGINNING OF PERIOD (2)	$569.14	$1,000.00
INCOME FROM INVESTMENT OPERATIONS:
Net investment loss	(33.44)	(430.86)
Net realized and change in unrealized gain on investments	13.72	-
Net increase in net assets resulting from operations after incentive carried interest	(19.72)	(430.86)

DISTRIBUTIONS TO MEMBERS:
Net change in Members’ Equity - Net Assets due to distributions to Members	-	-
NET ASSET VALUE, END OF PERIOD	$549.42	$569.14
TOTAL NET ASSET VALUE RETURN (1), (3)	(3.46)%	(36.16	)%(4)

RATIOS AND SUPPLEMENTAL DATA:
Members' Equity - Net assets, end of period in thousands (000's)	$17,408	$943
Ratios to Average Members' Equity - Net Assets: (5), (6)
Expenses excluding incentive carried interest	30.31%	317.63%
Net change in incentive carried interest	-	-
Expenses including incentive carried interest	30.31%	317.63%
Net investment loss excluding incentive carried interest	(27.81)%	(312.32)%

INTERNAL RATES OF RETURN:
Internal Rate of Return before and after incentive carried interest, including expenses (7)	(14.52)%	(78.99)%

(1)	Selected data for a unit of membership interest outstanding throughout each period.
(2)	The net asset value for the period ended March 31, 2017, represents the initial contribution per unit of $1,000. The initial net asset value per unit of $1,000 was adjusted for the subsequent contributions made at a per unit value of $763.65, $569.14, $546.08 and $549.42.
(3)	Total investment return, based on per unit net asset value, reflects the changes in net asset value based on the effects of organizational costs, the performance of the TE Fund during the period and assumes distributions, if any, were reinvested. The TE Fund's units are not traded in any market; therefore, the market value total investment return is not calculated.
(4)	Total return and the ratios to average members' equity - net assets is calculated for the TE Fund taken as a whole. Total return is calculated using a commitment-weighted rate of return methodology based on the timing of closings during the period from commencement of operations on November 15, 2016 (Commencement of operations) through March 31, 2017. As a result, an individual investor's return may vary from these returns and ratios based on the timing of their capital transactions.
(5)	Ratios include expenses allocated from the Company.
(6)	For the six months ended September 30, 2017, the ratios are annualized. For the period ended March 31, 2017 the expenses and net investment loss ratios are based on a very limited operating period and, as such, may not be meaningful.
(7)	The Internal Rate of Return is computed based on the actual dates of the cash inflows and outflows since inception and the ending net assets at the end of the period as of each measurement date. For all periods ending through September 30, 2017, the Internal Rate of Return is based on a limited operating period and, as such, may not be meaningful.

The accompanying notes and attached financial statements of NB Crossroads Private Markets Fund IV Holdings LLC are an integral part of these consolidated financial statements.

5

NB Crossroads Private Markets Fund IV (TE) - Client LLC
Notes to Consolidated Financial Statements
September 30, 2017 (Unaudited)

1. Organization

NB Crossroads Private Markets Fund IV (TE) - Client LLC (the “TE Fund”) is a non-diversified, closed-end management investment company registered under the Investment Company Act of 1940, as amended (the “Investment Company Act”). The TE Fund was organized as a Delaware limited liability company on February 29, 2016. The TE Fund commenced operations on November 15, 2016. The duration of The TE Fund is ten years from the final subscription closing date (the “Final Closing”), subject to two one-year extensions which may be approved by the Board of Managers of The TE Fund (the “Board” or the “Board of Managers”). Thereafter, the term of the TE Fund may be extended by majority interest of its Members as defined in the TE Fund’s limited liability company agreements (the “LLC Agreement”).

The TE Fund’s investment objective is to provide attractive long-term returns. The TE Fund pursues its investment objective by investing substantially all of its assets in NB Crossroads Private Markets Fund IV Holdings LLC (the "Company"), through its consolidated subsidiary, NB Crossroads Private Markets Fund IV (Offshore), Client Ltd, a Cayman Islands exempted company (the "Offshore Fund"). The Company seeks to achieve its objective primarily by investing in a diversified global portfolio of high quality third party private equity funds (“Portfolio Funds”) and by co-investing directly in portfolio companies. Neither the Company, the TE Fund, nor the Registered Investment Adviser (as defined below) guarantees any level of return or risk on investments and there can be no assurance that the Company or the TE Fund will achieve its investment objective. The Portfolio Funds are not registered as investment companies under the Investment Company Act.

The financial statements of the Company, including the Company's Schedule of Investments, are attached to this report and should be read in conjunction with the TE Fund's consolidated financial statements. The percentage of the Company’s members' contributed capital owned by the TE Fund at September 30, 2017 was approximately 34.26%.

The Board has overall responsibility to manage and supervise the operation of the TE Fund, including the exclusive authority to oversee and to establish policies regarding the management, conduct, and operation of the TE Fund. The Board exercises the same powers, authority and responsibilities on behalf of the TE Fund as are customarily exercised by directors of a typical investment company registered under the Investment Company Act organized as a corporation. The Board engaged Neuberger Berman Investment Advisers LLC (“NBIA” or “Registered Investment Adviser”) and NB Alternatives Advisers LLC (“NBAA” or “Sub-Adviser”) to manage the day-to-day operations of the TE Fund.

2. Significant Accounting Policies

The TE Fund meets the definition of an investment company and follows the accounting and reporting guidance as issued through Accounting Standards Codification (“ASC”) 946, Financial Services – Investment Companies.

6

NB Crossroads Private Markets Fund IV (TE) - Client LLC
Notes to Consolidated Financial Statements
September 30, 2017 (Unaudited)

A. Basis of Accounting and Consolidation

The TE Fund’s policy is to prepare its consolidated financial statements on the accrual basis of accounting in accordance with accounting principles generally accepted in the United States of America (“GAAP”). Consequently, income and the related assets are recognized when earned, and expenses and the related liabilities are recognized when incurred. The books and records of the TE Fund are maintained in U.S. dollars. The following is a summary of significant accounting policies followed by the TE Fund in the preparation of its financial statements.

At September 30, 2017, the percentage of the Offshore Fund’s shareholders’ capital owned by the TE Fund is 92.21%.  The financial position and results of operations of the Offshore Fund have been consolidated in these consolidated financial statements.  All intercompany transactions (consisting of capital contributions and distributions) have been eliminated.

B. Recent Accounting Pronouncements

There are no recent accounting pronouncements that impacted the TE Fund.

C. Valuation of Investments

The value of the TE Fund's investment in the Company reflects the TE Fund's proportionate interest in the total members’ contributed capital of the Company at September 30, 2017. Valuation of the investments held by the Company is discussed in Note 2 of the Company's financial statements, attached to these consolidated financial statements.

D. Cash and Cash Equivalents

Cash and cash equivalents consist primarily of cash and short term investments which are readily convertible into cash and have an original maturity of three months or less. UMB Bank N.A. serves as the TE Fund’s custodian.

Cash and cash equivalents on the Statement of Assets, Liabilities and Members’ Capital can include deposits in money market accounts and overnight deposits in commercial paper, which are classified as Level 1 assets. As of September 30, 2017, the TE Fund held $2,780,687 in an overnight sweep that is deposited into a money market account.

E. Offering Costs

Offering Costs are costs incidental to the issuing and marketing of interests in a partnership and are non-recurring in nature. As the TE Fund had a continuous offering period, offering costs are amortized to expense over a 12 month period on a straight-line basis. As of September 30, 2017, offering costs of $9,227 are included in the Statement of Operations.

F. Organization Costs

The TE Fund incurred and expensed $2,550 in organizational expenses for the six months ended September 30, 2017.

7

NB Crossroads Private Markets Fund IV (TE) - Client LLC
Notes to Consolidated Financial Statements
September 30, 2017 (Unaudited)

G. Use of Estimates

The preparation of financial statements in conformity with GAAP requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of these consolidated financial statements and the reported amounts of increases and decreases in net assets from operations during the reporting period. Actual results could differ from those estimates and the differences could be material.

H. Investment Gains and Losses

The TE Fund records its share of the Company's investment income, expenses, and realized and change in unrealized gains and losses in proportion to the TE Fund's aggregate commitment to the Company. The Company's income and expense recognition policies are discussed in Note 2 of the Company's financial statements, attached to these consolidated financial statements.

I. Income Taxes

The TE Fund is a limited liability company that is treated as a partnership for tax reporting. Tax basis income and losses are passed through to Members and, accordingly, there is no provision for income taxes reflected in these consolidated financial statements. The TE Fund has a tax year end of December 31.

The Offshore Fund is treated as a Delaware corporation for tax reporting.  The Offshore Fund has a tax year end of December 31.

Differences arise in the computation of Members' equity for financial reporting in accordance with GAAP and Members' equity for federal and state income tax reporting. These differences are primarily due to the fact that change in unrealized gains and losses are allocated for financial reporting purposes and are not allocated for federal and state income tax reporting purposes.

The cost of the TE Fund's investment in the Company for federal income tax purposes is based on amounts reported to the TE Fund on Schedule K-1 from the Company. Based on the amounts reported to the TE Fund on Schedule K-1 as of December 31, 2016, and after adjustment for purchases and sales between December 31, 2016 and September 30, 2017, the estimated cost of the TE Fund’s investment in the Company at September 30, 2017, for federal income tax purposes aggregated $14,889,244. The net and gross unrealized appreciation for federal income tax purposes on the TE Fund's investment in the Company was estimated to be ($49,061).

The TE Fund files tax returns as prescribed by the tax laws of the jurisdictions in which it operates. In the normal course of business, the TE Fund is subject to examination by federal, state, local and foreign jurisdictions, where applicable. As of December 31, 2016, the tax years that remain subject to examination by the major tax jurisdictions under the statute of limitations is from the year 2016 forward (with limited exceptions). FASB ASC 740-10, Income Taxes requires the Sub-Adviser to determine whether a tax position of the Company is more likely than not to be sustained upon examination by taxing authorities, based on the

8

NB Crossroads Private Markets Fund IV (TE) - Client LLC
Notes to Consolidated Financial Statements
September 30, 2017 (Unaudited)

technical merits of the position. For tax positions meeting the more likely than not threshold, the tax amount recognized in these consolidated financial statements is reduced by the largest benefit that has a greater than fifty percent likelihood of being realized upon ultimate settlement with the relevant taxing authority. The Sub-Adviser has reviewed the TE Fund’s tax positions for the current tax year and has concluded that no provision for taxes is required in the TE Fund’s consolidated financial statements for the six months ended September 30 2017. The TE Fund recognizes interest and penalties, if any, related to unrecognized tax benefits as income tax expense in the Consolidated Statement of Operations. During the six months ended September 30, 2017, the TE Fund did not incur any interest or penalties.

J. Contribution Policy

Capital contributions will be credited to Members’ capital accounts and units will be issued when paid. Capital contributions will be determined based on a percentage of commitments. During the six months ended September 30, 2017, the TE Fund issued 30,028.10 units.

K. Distribution Policy

Distributions shall be made of available cash (net of reserves that the Board deems reasonable) or other net investment proceeds to Members at such times and in such amounts as determined by the Board of Managers in its sole discretion and in accordance with Members’ respective percentage interests, as defined in the TE Fund’s limited liability company agreement. Distributions from the TE Fund are made in the following priority:

(a) First, to Members of the TE Fund until they have received a 125% return of all drawn commitments; and

(b) Then, a 93.5% - 6.5% split between the Members and the Registered Investment Adviser, respectively. The Registered Investment Adviser will not collect any of the incentive carried interest that it may have earned until after the fourth anniversary of the final closing.

L. Restrictions on Transfers

Interests of the TE Fund (“Interests”) are generally not transferable. No Member may assign, sell, transfer, pledge, hypothecate or otherwise dispose of any of its Interests without the prior written consent of the Board which may be granted or withheld in the Board’s sole discretion, and in compliance with applicable securities and tax laws.

M. Fund Expenses

The TE Fund bears its own expenses and, indirectly bears a pro rata portion of the Company’s expenses incurred in the course of business on an accrual basis, including, but not limited to, the following: Distribution and servicing fee (as defined herein); legal fees; administration; auditing; tax preparation fees; custodial fees; costs of insurance; and registration expenses.

N. Incentive Carried Interest

Incentive carried interest (the “Incentive Carried Interest”) is not earned by the Registered Investment Adviser until 125% of all drawn capital commitments are returned to the Members.

9

NB Crossroads Private Markets Fund IV (TE) - Client LLC
Notes to Consolidated Financial Statements
September 30, 2017 (Unaudited)

After a 125% return of all drawn commitments has been made, all future distributions will be split 93.5% to Members pro rata in accordance with their respective capital contributions and 6.5% to the Registered Investment Adviser. The Registered Investment Adviser will not collect any of the Incentive Carried Interest that it may have earned until after the fourth anniversary of the final closing (the anticipated timeframe in which all, or substantially all, of the commitments that the TE Fund intends to invest will have been drawn). Incentive Carried Interest is accrued based on the Net Asset Value (NAV) of the TE Fund at each quarter-end as an allocation of profits, to the extent there is an amount to be accrued. The Registered Investment Adviser is required to accrue Incentive Carried Interest on the basis of hypothetical liquidation, which may result in an accrual prior to distributing 125% of drawn capital commitments. The Consolidated Statement of Changes in Members’ Equity – Net Assets discloses the amount payable and paid to the Registered Investment Adviser in the period in which it occurs. At September 30, 2017, the accrued and unpaid Incentive Carried Interest was $0.

3.	Distribution and Servicing Fee, Administration Service Fee and Related Party Transactions

In consideration for the services provided under the Placement Agreement, the TE Fund pays Neuberger Berman BD LLC (“NBBD” or the “Placement Agent”), a distribution and servicing Fee (the "Distribution and Servicing Fee") quarterly in arrears at the annual rate of 0.80% during the period from the commencement of investment operations through the end of year eight, and at the annual rate of 0.15% thereafter, based on the Members’ total commitments, determined and accrued as of the last day of each calendar quarter. For the six months ended September 30, 2017, the TE Fund incurred Distribution and Servicing Fee totaling $581,316.

Pursuant to an Administrative and Accounting Services Agreement, the TE Fund retains UMB Fund Services, Inc. (the “Administrator”), a subsidiary of UMB Financial Corporation, to provide administration, accounting, tax preparation, and investor services to the TE Fund. In consideration for these services, the TE Fund pays the Administrator a fixed fee of $6,373 per calendar quarter. For the six months ended September 30, 2017, the TE Fund incurred administration service fees totaling $12,556.

The Board consists of six managers, each of whom is not an “interested person” of the TE Fund as defined by Section 2(a)(19) of the Investment Company Act (the “Independent Managers”). The Independent Managers are each paid an annual retainer of $35,000. Compensation to the Board is paid and expensed by the Company on a quarterly basis. The Independent Managers are also reimbursed for out of pocket expenses in connection with providing their services to the Company. For the six months ended September 30, 2017, the Company incurred $105,000 in Independent Managers’ fees, of which $35,973 was allocated to the TE Fund.

An “affiliated person” (as defined in the Investment Company Act) of another person means (i) any person directly or indirectly owning, controlling, or holding with power to vote, 5 percent or more of the outstanding voting securities of such other person; (ii) any person 5 percent or more of whose outstanding voting securities are directly or indirectly owned, controlled, or held with power

10

NB Crossroads Private Markets Fund IV (TE) - Client LLC
Notes to Consolidated Financial Statements
September 30, 2017 (Unaudited)

to vote, by such other person; (iii) any person directly or indirectly controlling, controlled by, or under common control with, such other person; (iv) any officer, director, partner, copartner, or employee of such other person; (v) if such other person is an investment company, any investment adviser thereof or any member of an advisory board thereof; and (vi) if such other person is an unincorporated investment company not having a board of directors, the depositor thereof. As of September 30, 2017, two Members had ownership of approximately 8.73% and 8.12% of the TE Fund’s total commitments and is deemed an “affiliated member” (“Affiliated Member”). The affiliation between the Affiliated Members and the TE Fund is based solely on the commitments made and percentage ownership.

4. Capital Commitments from Members

At September 30, 2017, capital commitments from Members totaled $114,532,651. Capital contributions received by the TE Fund with regard to satisfying Member commitments totaled $18,325,224 which represents approximately 16% of committed capital at September 30, 2017.

5. Allocations of Capital and Net Profits or Net Losses to Members

The net profits or net losses of the TE Fund are allocated to Members in a manner that takes into account the amount of cash that would be distributed based upon a hypothetical liquidation, such that it would follow the distributions outlined in Note 2.K.

6. Indemnifications

In the normal course of business, the TE Fund enters into contracts that provide general indemnifications. The TE Fund’s maximum exposure under these agreements is dependent on future claims that may be made against the TE Fund, and therefore cannot be established; however, based on the Registered Investment Adviser’s experience, the risk of loss from such claims is considered remote.

7. Concentrations of Market, Credit, Liquidity, Industry, Currency and Capital Call Risk

Due to the inherent uncertainty of valuations, estimated values may differ significantly from the values that would have been used had a ready market for the securities existed, and the difference could be material. The Company’s investments are subject, directly or indirectly, to various risk factors including market, credit, industry, currency and capital call risk. Certain investments are made internationally, which may subject the investments to additional risks resulting from political or economic conditions in such countries or regions and the possible imposition of adverse governmental laws or currency exchange restrictions affecting such countries or regions. Market risk represents the potential loss in value of financial instruments caused by movements in market variables, such as interest and foreign exchange rates and equity prices. The Company may have a concentration of investments, as permitted by its registration statement, in a particular industry or sector. Investment performance of the sector may have a significant impact on the performance of the Company. The Company's investments are also subject to the risk associated with investing in private equity securities.

11

NB Crossroads Private Markets Fund IV (TE) - Client LLC
Notes to Consolidated Financial Statements
September 30, 2017 (Unaudited)

The investments in private equity securities are illiquid, can be subject to various restrictions on resale, and there can be no assurance that the Company will be able to realize the value of such investments in a timely manner if at all.

The Company believes that its liquidity and capital resources are adequate to satisfy its operational needs as well as the continuation of its investment program.

This portfolio strategy presents a high degree of business and financial risk due to the nature of underlying companies in which the Portfolio Funds invest, which may include entities with little operating history, minimal capitalization, operations in new or developing industries, and concentration of investments in one industry or geographical area.

The Portfolio Fund assets may become investments in public securities through initial public offerings and acquisitions by public companies. These securities may be subject to restrictions, which may prevent the immediate resale of these securities by the Portfolio Funds. These securities may be subject to substantial market volatility which could impact the Portfolio Funds’ valuations.

The Portfolio Funds may invest in certain financial instruments which may contain varying degrees of off balance sheet credit, interest and market risks. As a result, the TE Fund, through its investment in the Company, may be subject indirectly to such risks through the Company’s investment in the Portfolio Funds. However, due to the nature of the Company’s investments in Portfolio Funds, such risks are limited to the Company’s capital balance in each such Portfolio Fund.

If the Company defaults on its commitment or fails to satisfy capital calls, it will be subject to significant penalties, including the complete forfeiture of the Company’s investment in the Portfolio Fund. This may impair the ability of the Company to pursue its investment program, force the Company to borrow or otherwise impair the value of the Company’s investments (including the complete devaluation of the Company). In addition, defaults by Members on their commitments to the TE Fund, may cause the Company to, in turn, default on its commitment to a Portfolio Fund. In this case, the Company, and especially the non-defaulting Members, will bear the penalties of such default as outlined above. While the Registered Investment Adviser has taken steps to mitigate this risk, there is no guarantee that such measures will be sufficient or successful.

8. Subsequent Events

On November 17, 2017, the TE Fund made a capital call equal to 5% of Members’ commitments.

The TE Fund has evaluated all events subsequent to the balance sheet date of September 30, 2017, through the date these financial statements were available to be issued and has determined that there were no additional subsequent events that require disclosure.

12

NB Crossroads Private Markets Fund IV (TE) - Client LLC
Additional Information (Unaudited)
September 30, 2017

Proxy Voting and Form N-Q

A description of the TE Fund’s policies and procedures used to determine how to vote proxies relating to the TE Fund’s portfolio securities, as well as information regarding proxy votes cast by the TE Fund (if any) during the most recent twelve month period ended June 30, is available without charge, upon request, by calling the TE Fund at 212-476-8800 or on the website of the Securities and Exchange Commission (the “SEC”) at http://www.sec.gov. The TE Fund did not receive any proxy solicitations during the six months ended September 30, 2017.

The TE Fund files a complete schedule of portfolio holdings with the SEC within sixty days after the end of the first and third fiscal quarters of each year on Form N-Q. The TE Fund’s Forms N-Q (i) are available at http://www.sec.gov; (ii) may be reviewed and copied at the SEC’s Public Reference Room in Washington, D.C. (the information regarding operation of the Public Reference Room may be obtained by calling 1-800-SEC-0330); and (iii) may be obtained at no charge by calling the TE Fund at 212-476-8800.

13

NB Crossroads Private Markets Fund IV Holdings LLC

Financial Statements

(Unaudited)

For the six months ended September 30, 2017

NB Crossroads Private Markets Fund IV Holdings LLC

For the six months ended September 30, 2017

NB Crossroads Private Markets Fund IV Holdings LLC

Statement of Assets, Liabilities and Members’ Equity – Net Assets

As of September 30, 2017 (Unaudited)

Assets

Investments, at fair value (cost $29,888,720)	$31,136,806
Cash and cash equivalents	12,708,593
Prepaid insurance	79,849
Prepaid offering expense	15,662
Interest receivable	4,698

Total Assets	$43,945,608

Liabilities

Due to affiliates	$419,870
Advisory fee payable	91,855
Legal fees payable	34,722
Due to portfolio fund	34,404
Due to feeder fund	19,500
Administration service fees payable	16,250
Offering expense payable	1,650
Other payables	11,002

Total Liabilities	$629,253

Commitments and contingencies (Note 6)

Members’ Equity - Net Assets	$43,316,355

Members’ Equity - Net Assets consists of:
Members’ capital paid-in	$43,459,559
Accumulated net investment loss	(1,391,290)
Accumulated net unrealized appreciation on investments	1,248,086

Total Members' Equity - Net Assets	$43,316,355

Units of Membership Interests outstanding (unlimited units authorized)	305,910.48
Net Asset Value Per Unit	$141.60

The accompanying notes are an integral part of these financial statements.

1

NB Crossroads Private Markets Fund IV Holdings LLC

Schedule of Investments

September 30, 2017 (Unaudited)

Investments (A),(B),(D)	Acquisition Type	Acquisition Dates (C)	Geographic Region (E)	Fair Value

Buyout/Growth (22.07%)
Cerberus Institutional Partners VI, L.P.	Primary	04/2017-08/2017	North America	$2,958,215
CI Capital Investors II, L.P.	Secondary	06/2017	North America	379,025
Clayton, Dubilier & Rice Fund X, L.P.	Primary	-	North America	-
CVC Capital Partners VII, L.P.	Primary	-	Europe	-
EQT Mid Market Europe, L.P.	Primary	08/2017	Europe	344,077
MCH Iberian Capital Fund IV, F.C.R.	Secondary	05/2017-06/2017	Europe	2,602,339
NB Soho LP (TRG Growth Fund II)	Secondary	06/2017-09/2017	North America	2,202,171
Oak Hill Capital Partners IV, L.P.	Primary	05/2017-08/2017	North America	631,223
Summit Partners Europe Private Equity Fund II, L.P.	Primary	-	Europe	-
Veritas Capital Fund VI, L.P.	Primary	06/2017-07/2017	North America	444,001
				9,561,051
Buyout/Growth Co-Investments (47.93%)
ByLight InvestCo LP	Co-investment	05/2017	North America	1,018,397
Cortefiel Co-Invest SCSp	Co-investment	-	Europe	-
Fortress Vietnam Investment Holdings PTE. LTD.	Co-investment	06/2017	Asia	1,073,569
Gorilla Aggregator L.P.	Co-investment	-	North America	-
KKR Byzantium Infrastructure Co-Invest L.P.	Co-investment	-	Europe	-
KKR Taurus Co-Invest II L.P.	Co-investment	-	North America	-
MHS Acquisition Holdings, LLC	Co-investment	03/2017-08/2017	North America	975,313
MND Holdings I Corp	Co-investment	07/2017	North America	1,750,000
NB Arch LP	Co-investment	09/2017	North America	3,300,000
NB WM Co-Invest LP	Co-investment	09/2017	North America	3,080,000
THL Equity Fund VII Investors (MHS), L.P.	Co-investment	04/2017	North America	2,550,000
Uno Co-Invest L.P.	Co-investment	06/2017	North America	3,300,000
VSC RST Holdco, L.P.	Co-investment	08/2017	North America	2,834,349
WR Environmental Aggregator LLC	Co-investment	04/2017	North America	880,000
				20,761,628
Special Situations (0.00%)
Apollo Investment Fund IX, L.P.	Primary	-	North America	-
				-
Venture Capital (1.88%)
Canaan XI L.P.	Primary	-	North America	-
DFJ Growth III, L.P.	Primary	05/2017-08/2017	North America	614,500
Hosen Capital Fund III, L.P.	Primary	04/2017-07/2017	Asia	199,627
Menlo Ventures XIV, L.P.	Primary	-	North America	-
				814,127

Total Investments in Portfolio Funds (cost $29,888,720) (71.88%)				31,136,806
Other Assets & Liabilities (Net) (28.12%)				12,179,549
Members' Equity - Net Assets (100.00%)				$43,316,355

(A)	Non-income producing securities, which are restricted as to public resale and illiquid.
(B)	Total cost of illiquid and restricted securities at September 30, 2017 aggregated $29,888,720. Total fair value of illiquid and restricted securities at September 30, 2017 was $31,136,806 or 71.88% of net assets.
(C)	Acquisition Dates cover from original investment date to the last acquisition date and is required disclosure for restricted securities only.
(D)	All percentages are calculated as fair value divided by the Company's Members' Equity - Net Assets.
(E)	Geographic Region is based on where a Portfolio Fund is headquartered and may be different from where the Portfolio Fund invests.

The accompanying notes are an integral part of these financial statements.

2

NB Crossroads Private Markets Fund IV Holdings LLC

Statement of Operations

For the six months ended September 30, 2017 (Unaudited)

Investment Income:

Interest income	$12,976

Total Investment Income	12,976

Operating Expenses:

Advisory fee	199,187
Independent Managers' fees	105,000
Offering expenses	54,542
Legal fees	44,048
Organizational expenses	47,384
Administration service fees	32,500
Other fees	28,755

Total Operating Expenses	511,416

Net Investment Loss	(498,440)

Net Change in Unrealized Gain on Investments (Note 2)
Net change in unrealized appreciation on investments	1,248,086

Net Change in Unrealized Gain on Investments	1,248,086

Net Increase in Members’ Equity – Net Assets Resulting from Operations	$749,646

The accompanying notes are an integral part of these financial statements.

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NB Crossroads Private Markets Fund IV Holdings LLC

Statements of Changes in Members’ Equity – Net Assets

For the Period November 15, 2016 (Commencement of Operations) through March 31, 2017 (Audited)

Total Members
Members' committed capital	$249,360,651

Members' capital at November 15, 2016	$-
Capital contributions	2,493,607
Net investment loss	(892,850)
Members' capital at March 31, 2017	$1,600,757

For the six months ended September 30, 2017 (Unaudited)

Total Members
Members' committed capital	$334,304,294

Members' capital at April 1, 2017	$1,600,757
Capital contributions	40,965,952
Net investment loss	(498,440)
Net change in unrealized appreciation on investments	1,248,086
Members' capital at September 30, 2017	$43,316,355

The accompanying notes are an integral part of these financial statements.

4

NB Crossroads Private Markets Fund IV Holdings LLC

Statement of Cash Flows

For the six months ended September 30, 2017 (Unaudited)

CASH FLOWS FROM OPERATING ACTIVITIES

Net Change in Members’ Equity – Net Assets resulting from operations	$749,646
Contributions to investments	(29,601,961)
Distributions received from investments in Portfolio Funds	673,241
Adjustments to reconcile net change in Members’ Equity – Net Assets resulting from operations to net cash used in operating activities:
Net change in unrealized (appreciation) depreciation on investments	(1,248,086)
Changes in assets and liabilities related to operations
(Increase) decrease in prepaid insurance	(79,849)
(Increase) decrease in prepaid offering expense	44,577
(Increase) decrease in interest receivable	(4,255)
(Increase) decrease in due to affiliates	12,101
Increase (decrease) in advisory fee payable	18,176
Increase (decrease) in legal fees payable	34,722
Increase (decrease) in due to portfolio fund	34,404
Increase (decrease) in due to feeder fund	(836)
Increase (decrease) in administration service fees payable	(8,302)
Increase (decrease) in offering expense payable	(78)
Increase (decrease) in other payables	(9,810)

Net cash provided by (used in) operating activities	(29,386,310)

CASH FLOWS FROM FINANCING ACTIVITIES

Proceeds from Members’ capital contributions	40,965,952

Net cash provided by (used in) financing activities	40,965,952

Net change in cash and cash equivalents	11,579,642
Cash and cash equivalents at beginning of period	1,128,951

Cash and cash equivalents at end of period	$12,708,593

The accompanying notes are an integral part of these financial statements.

5

NB Crossroads Private Markets Fund IV Holdings LLC

Financial Highlights

	For the six months ended September 30, 2017 (Unaudited)	Period from November 15, 2016 (Commencement of Operations) through March 31, 2017
Per Unit Operating Performance (1)

NET ASSET VALUE, BEGINNING OF PERIOD (2)	$140.09	$1,000.00
INCOME FROM INVESTMENT OPERATIONS:
Net investment loss	(2.75)	(859.91)
Net realized and unrealized gain on investments	4.26	-
Net increase in net assets resulting from operations	1.51	(859.91)

DISTRIBUTIONS TO MEMBERS:
Net change in Members’ Equity - Net Assets due to distributions to Members	-	-
NET ASSET VALUE, END OF PERIOD	$141.60	$140.09
TOTAL NET ASSET VALUE RETURN (1), (3)	1.08%	(35.81	)%(4)

RATIOS AND SUPPLEMENTAL DATA:
Members' Equity - Net Assets, end of period in thousands (000's)	$43,316	$1,601
Ratios to Average Members' Equity - Net Assets: (5), (6)
Expenses	8.66%	759.27%
Net investment loss	(8.37)%	(757.67)%
Portfolio Turnover Rate (7)	5.35%	0.00%

INTERNAL RATES OF RETURN:
Internal Rate of Return, including expenses (8)	(1.41)%	(95.48)%

(1)	Selected data for a unit of Membership Interest outstanding throughout each period.
(2)	The net asset value for the period ended March 31, 2017, represents the initial contribution per unit of $1,000. The initial net asset value per unit of $1,000 was adjusted for the subsequent contributions made at a per unit value of $159.62, $140.09, $138.44 and $141.60
(3)	Total investment return, based on per unit net asset value, reflects the changes in net asset value based on the effects of organizational costs, the performance of the Company during the period and assumes distributions, if any, were reinvested. The Company's units are not traded in any market; therefore, the market value total investment return is not calculated.
(4)	Total return and the ratios to average Members' Equity - net assets is calculated for the Company taken as a whole. Total return is calculated using a commitment-weighted rate of return methodology based on the timing of closings during the period from commencement of operations on November 15, 2016 through March 31, 2017.

As a result, an individual investor's return may vary from these returns and ratios based on the timing of their capital transactions.

(5)	Ratios do not reflect the Company's proportional share of the net investment income (loss) and expenses, including any performance-based fees, of the Portfolio Funds.
(6)	For the six months ended September 30, 2017, the ratios are annualized.

For the period ended March 31, 2017 the expense and net investment loss ratios are based on a very limited operating period and, as such, may not be meaningful.

(7)	Proceeds received from investments are included in the portfolio turnover rate.
(8)	The Internal Rate of Return is computed based on the actual dates of the cash inflows and outflows since inception and the ending net assets at the end of the period as of each measurement date. For all periods ending through September 30, 2017, the Internal Rate of Return is based on a limited operating period and, as such, may not be meaningful.

The accompanying notes are an integral part of these financial statements.

6

NB Crossroads Private Markets Fund IV Holdings LLC

Notes to the Financial Statements

September 30, 2017 (Unaudited)

1. Organization

NB Crossroads Private Markets Fund IV Holdings LLC (the “Company”) is a non-diversified, closed-end management investment company registered under the Investment Company Act of 1940, as amended (the “Investment Company Act”). The Company was organized as a Delaware limited liability company on November 10, 2015. The Company commenced operations on November 15, 2016. The duration of the Company is ten years from the final subscription closing date (the “Final Closing”), subject to two one-year extensions which may be approved by the Board of Managers of the Company (the “Board” or the “Board of Managers”). Thereafter, the term of the Company may be extended by majority-in-interest of its Members as defined in the Company’s limited liability company agreements (the “LLC Agreement”).

The Company’s investment objective is to provide attractive long-term returns. The Company seeks to achieve its objective primarily by investing in a diversified global portfolio of high quality third party private equity funds (“Portfolio Funds”) including secondary investments in underlying Portfolio Funds acquired from investors in such Portfolio Funds (each, a “Secondary Investment”) pursuing investment strategies in small and mid-cap buyout, large-cap buyout, special situations (primarily distressed-oriented strategies), and venture and growth capital, and by co-investing directly in portfolio companies alongside Portfolio Funds and other private equity firms (each, a “Co-Investment”). Neither the Company nor the Registered Investment Adviser (as defined below) guarantees any level of return or risk on investments and there can be no assurance that the Company will achieve its investment objective. The Portfolio Funds are not registered as investment companies under the Investment Company Act.

NB Crossroads Private Markets Fund IV (TI) - Client LLC (the “TI Fund”), NB Crossroads Private Markets Fund IV (TE) - Client LLC (the “TE Fund”) and NB Crossroads Private Markets Fund IV (Offshore) - Client LLC (the “Offshore Fund” and together with the TI Fund and the TE Fund, the “Feeder Funds”) each pursue their investment objectives by investing substantially all of their assets in the Company. The TE Fund and the Offshore Fund invest indirectly in the Company through NB Crossroads Private Markets Fund IV (Offshore), Client Ltd, a Cayman Islands exempted company (the “Offshore Company”). Each of the TI Fund and the TE Fund is a Delaware limited liability company that is registered under the Investment Company Act as a non-diversified, closed-end management investment company. The Offshore Fund, a Cayman Islands limited liability company, is not registered as an investment company under the Investment Company Act.  The percentage of the Offshore Company's shareholder capital owned by the TE Fund and Offshore Fund is 92.21% and 7.79%, respectively. The financial position and results of operations of the Offshore Company have been consolidated within the TE Fund's and the Offshore Fund’s consolidated financial statements. The Offshore Company and the Feeder Funds have the same investment objective and substantially the same investment policies as the Company (except that the Offshore Company and the Feeder Funds pursue their investment objectives by investing in the Company).

The Board has overall responsibility to manage and supervise the operations of the Company. The Board exercises the same powers, authority and responsibilities on behalf of the Company as are customarily exercised by directors of a typical investment company registered under the Investment

7

NB Crossroads Private Markets Fund IV Holdings LLC

Notes to the Financial Statements

September 30, 2017 (Unaudited)

Company Act organized as a corporation. The Board has engaged Neuberger Berman Investment Advisers LLC (“NBIA” or “Registered Investment Adviser”) and NB Alternatives Advisers LLC (“NBAA” or “Sub-Adviser”) to provide investment advice regarding the selection of the Portfolio Funds and to manage the day-to-day operations of the Company.

The Company operates as a vehicle for the investment of substantially all of the assets of the Feeder Funds as members of the Company (“Members”).  As of September 30, 2017, the TI Fund’s, the TE Fund’s and the Offshore Fund’s ownership of the Company’s Members’ contributed capital was 61.84%, 34.26% and 2.90%, respectively, with a NB affiliate’s (who is also a Member of the Company) percentage ownership of the Company’s Members’ contributed capital being 1%.

2. Significant Accounting Policies

The Company meets the definition of an investment company and follows the accounting and reporting guidance as issued through Accounting Standards Codification (“ASC”) 946, Financial Services – Investment Companies.

A. Basis of Accounting

The Company’s policy is to prepare its financial statements on the accrual basis of accounting in accordance with accounting principles generally accepted in the United States of America (“GAAP”). Consequently, income and the related assets are recognized when earned, and expenses and the related liabilities are recognized when incurred. The books and records of the Company are maintained in U.S. dollars. The following is a summary of significant accounting policies followed by the Company in the preparation of its financial statements.

B. Recent Accounting Pronouncements

There are no recent accounting pronouncements that impacted the Company.

C. Valuation of Investments

The Company computes its Net Asset Value (NAV) as of the last business day of each fiscal quarter and at such other times as deemed appropriate by the Registered Investment Adviser and the Sub-Adviser in accordance with valuation principles set forth below, or may be determined from time to time, pursuant to the valuation procedures (the “Procedures”) established by the Board.

The Board has approved the Procedures pursuant to which the Company values its interests in the Portfolio Funds and other investments.  The Board has delegated to the Sub-Adviser general responsibility for determining the value of the assets held by the Company.  The value of the Company’s interests is based on information reasonably available at the time the valuation is made and the Sub-Adviser believes to be reliable.

It is expected that most of the Portfolio Funds in which the Company invests will meet the criteria set forth under FASB ASC Topic 820, Fair Value Measurement (“ASC 820”) permitting the use of the practical expedient to determine the fair value of the Portfolio Fund investments. ASC 820 provides that, in valuing alternative investments that do not have quoted market prices but calculate NAV per share or equivalent, an investor may determine fair value by using the NAV reported to the investor

8

NB Crossroads Private Markets Fund IV Holdings LLC

Notes to the Financial Statements

September 30, 2017 (Unaudited)

by the underlying investment. To the extent ASC 820 is applicable to a Portfolio Fund, the Sub-Adviser generally will value the Company’s investment in the Portfolio Fund based primarily upon the value reported to the Company by the Portfolio Fund or the lead investor of a direct co-investment as of each quarter-end, determined by the Portfolio Fund in accordance with its own valuation policies. As of September 30, 2017, Investments valued using the practical expedient with a fair value of $31,136,806 are excluded from the fair value hierarchy.

FASB ASC 820-10, “Fair Value Measurements” establishes a fair value hierarchy that prioritizes the inputs to valuation techniques used to measure fair value. The hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements). FASB ASC 820-10-35-39 to 55 provides three levels of the fair value hierarchy as follows:

Level 1	Unadjusted quoted prices in active markets for identical assets or liabilities that the Company has the ability to access;

Level 2	Observable inputs other than quoted prices included in Level 1 that are observable for the asset or liability either directly or indirectly. These inputs may include quoted prices for the identical instrument on an inactive market, prices for similar instruments, interest rates, prepayment speeds, credit risk, yield curves, default rates, and similar data;

Level 3	Unobservable inputs for the asset or liability to the extent that relevant observable inputs are not available, representing the Company’s own assumptions about the assumptions that a market participant would use in valuing the asset or liability, and that would be based on the best information available.

Most Portfolio Funds are structured as closed-end, commitment-based private investment funds to which the Company commits a specified amount of capital upon inception of the Portfolio Fund (i.e., committed capital) which is then drawn down over a specified period of the Portfolio Fund's life. Such Portfolio Funds generally do not provide redemption options for investors and, subsequent to final closing, do not permit subscriptions by new or existing investors. Accordingly, the Company generally holds interests in Portfolio Funds for which there is no active market, although, in some situations, a transaction may occur in the "secondary market" where an investor purchases a limited partner’s existing interest and remaining commitment.

The estimated remaining life of the Company’s Portfolio Funds as of September 30, 2017 is one to ten years, with the possibility of extensions by each of the Portfolio Funds.

D. Cash and Cash Equivalents

Cash and cash equivalents consist primarily of cash and short term investments which are readily convertible into cash and have an original maturity of three months or less. UMB Bank N.A. serves as the Company’s custodian.

9

NB Crossroads Private Markets Fund IV Holdings LLC

Notes to the Financial Statements

September 30, 2017 (Unaudited)

Cash and cash equivalents on the Statements of Assets, Liabilities and Members' Equity – Net Assets can include deposits in money market accounts and overnight deposits in commercial paper, which are classified as Level 1 assets. As of September 30, 2017, the Company held $12,708,593, in an overnight sweep that is deposited into a money market account.

E. Offering Costs

Offering costs are costs incidental to the issuing and marketing of interests in a company and are non-recurring in nature. As the Company has a continuous offering period, offering costs are amortized to expense over a 12 month period on a straight-line basis. As of September 30, 2017, offering costs of $54,542 are included in the Statement of Operations.

F. Organization Fees

The Company incurred and expensed $47,384 in organizational expenses for the six months ended September 30, 2017. The unpaid balance of organization fees is included in “due to affiliates” line under “Liabilities” in the Statement of Assets, Liabilities and Members’ Equity – Net Assets.

G. Use of Estimates

The preparation of financial statements in conformity with GAAP requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of increases and decreases in net assets from operations during the reporting period. Actual results could differ from those estimates and the differences could be material.

H. Investment Gains and Losses

The Company records distributions of cash or in-kind securities from the Portfolio Funds based on the information from distribution notices when distributions are received. The Company recognizes within the Statement of Operations its share of realized gains or (losses), the Company's change in net unrealized appreciation/(depreciation) and the Company’s share of net investment income or (loss) based upon information received regarding distributions from managers of the Portfolio Funds. The Company may also recognize realized losses based upon information received from the Portfolio Fund managers for write-offs taken in the underlying portfolio. Changes in unrealized appreciation/(depreciation) on investments within the Statement of Operations includes the Company’s share of interest and dividends, realized (but undistributed) and unrealized gains and losses on security transactions, and expenses of each Portfolio Fund.

The Portfolio Funds may make in-kind distributions to the Company and, particularly in the event of a dissolution of a Portfolio Fund, such distributions may contain securities that are not marketable. While the general policy of the Company will be to liquidate such investment and distribute proceeds to Members, under certain circumstances when deemed appropriate by the Board, a Member may receive in-kind distributions from the Company.

I. Income Taxes

The Company is a limited liability company that is treated as a partnership for tax reporting. Tax basis income and losses are passed through to Members and, accordingly, there is no provision for

10

NB Crossroads Private Markets Fund IV Holdings LLC

Notes to the Financial Statements

September 30, 2017 (Unaudited)

income taxes reflected in these financial statements. The Company has a tax year end of December 31.

Differences arise in the computation of Members' equity for financial reporting in accordance with GAAP and Members' equity for federal and state income tax reporting. These differences are primarily due to the fact that unrealized gains and losses are allocated for financial reporting purposes and are not allocated for federal and state income tax reporting purposes.

The cost of the Portfolio Funds for federal income tax purposes is based on amounts reported to the Company on Schedule K-1 from the Portfolio Funds. As of September 30, 2017, the Company had not received information to determine the tax cost of the Portfolio Funds. Based on the amounts reported to the Company on Schedule K-1 as of December 31, 2016, and after adjustment for purchases and sales between December 31, 2016 and September 30, 2017, the estimated cost of the Portfolio Funds at September 30, 2017, for federal income tax purposes aggregated $29,888,720. The net unrealized appreciation for federal income tax purposes was estimated to be $0. The net unrealized appreciation consisted of gross unrealized appreciation and gross unrealized depreciation of $0 and $0, respectively.

The Company files tax returns as prescribed by the tax laws of the jurisdictions in which it operates. In the normal course of business, the Company is subject to examination by federal, state, local and foreign jurisdictions, where applicable. As of December 31, 2016, the tax years that remains subject to examination by the major tax jurisdictions under the statute of limitations is from the year 2016 forward (with limited exceptions). FASB ASC 740-10, Income Taxes requires the Sub-Adviser to determine whether a tax position of the Company is more likely than not to be sustained upon examination by taxing authorities, based on the technical merits of the position. For tax positions meeting the more likely than not threshold, the tax amount recognized in the financial statements is reduced by the largest benefit that has a greater than fifty percent likelihood of being realized upon ultimate settlement with the relevant taxing authority. The Sub-Adviser has reviewed the Company’s tax positions for the current tax period and has concluded that no provision for taxes is required in the Company’s financial statements for the six months ended September 30, 2017. The Company recognizes interest and penalties, if any, related to unrecognized tax liabilities as income tax expense in the Statement of Operations. During the period ended September 30, 2017, the Company did not incur any interest or penalties.

J. Contribution Policy

Capital contributions will be credited to Members’ capital accounts and units will be issued when paid. Capital contributions will be determined based on a percentage of commitments. During the six months ended September 30, 2017, the Company issued 294,483.82 units.

K. Distribution Policy

Distributions shall be made of available cash (net of reserves that the Board deems reasonable) or other net investment proceeds to Members at such times and in such amounts as determined by the Board of Managers in its sole discretion and in accordance with Members’ respective percentage interests, as defined in the LLC Agreement.

11

NB Crossroads Private Markets Fund IV Holdings LLC

Notes to the Financial Statements

September 30, 2017 (Unaudited)

L. Restrictions on Transfers

Interests of the Company (“Interests”) are generally not transferable. No Member may assign, sell, transfer, pledge, hypothecate or otherwise dispose of any of its Interests without the prior written consent of the Board which may be granted or withheld in the Board’s sole discretion, and in compliance with applicable securities and tax laws.

M. Fees of the Portfolio Funds

Each Portfolio Fund will charge its investors (including the Company) expenses, including asset-based management fees and performance-based fees, which are referred to as an allocation of profits. In addition to the Company level expenses shown on the Company’s Statement of Operations, Members of the Company will indirectly bear the fees and expenses charged by the Portfolio Funds. These fees are reflected in the valuations of the Portfolio Funds and are not reflected in the ratios to average net assets in the Company’s Financial Highlights.

N. Company Expenses

The Company bears all expenses incurred in the course of business on an accrual basis, including, but not limited to, the following: Advisory Fees (as defined herein); investment related expenses; legal fees; administration; auditing; tax preparation fees; custodial fees; registration expenses; Independent Manager fees; and expenses of meetings of the Board.

O. Foreign Currency Translation

The Company has foreign investments which require the Company to translate these investments into U.S. dollars. For foreign investments for which the functional currency is not the U.S. dollar, the fair values of the investments are translated into the U.S. dollar using period end exchange rates. The resulting translation adjustments are recorded as unrealized appreciation or depreciation on investments.

Contributed capital to and distributions received from these foreign Portfolio Funds are translated into the U.S. dollar using exchange rates on the date of the transaction.

Conversion gains and losses resulting from changes in foreign exchange rates during the reporting period and gains and losses realized upon settlement of foreign currency transactions are reported in the Statement of Operations. Although Members’ Equity - Net Assets of the Company is presented at the exchange rates and values prevailing at the end of the period, the Company does not isolate the portion of the results of operations arising as a result of changes in foreign exchange rates on investment transactions from the fluctuations arising from changes in the fair value of these investments.

3. Advisory Fee, Administration Service Fee and Related Party Transactions

The Registered Investment Adviser provides investment advisory services to the Company and incurs research, travel and other expenses related to the selection and monitoring of Portfolio Funds.  Further, the Registered Investment Adviser provides certain management and administrative services to the TI Fund and the TE Fund, including providing office space and other support services, maintaining

12

NB Crossroads Private Markets Fund IV Holdings LLC

Notes to the Financial Statements

September 30, 2017 (Unaudited)

files and records, and preparing and filing various regulatory materials. In consideration for such services, the Company pays the Registered Investment Adviser an investment advisory fee (the "Advisory Fee") quarterly in arrears based on an annual rate of 0.10% during the first 12-months following the Master Fund's commencement of operations; 0.55% beginning in year two through the end of year eight from the commencement of operations and then 0.30% for the remaining life of the Master Fund based on the Investors' total Commitments. For the six months ended September 30, 2017, the Company incurred Advisory Fees totaling $199,187.

Pursuant to an Administrative and Accounting Services Agreement, the Company retains UMB Fund Services, Inc. (the “Administrator”), a subsidiary of UMB Financial Corporation, to provide administration, accounting, tax preparation and investor services to the Company. In consideration for these services, the Company pays the Administrator a variable fee between 0.01% and 0.02%, based on average quarterly net assets, subject to a minimum quarterly fee. For the six months ended September 30, 2017, the Company incurred administration service fees totaling $32,500.

The Board consists of six managers, each of whom is not an “interested person” of the Company as defined by Section 2(a)(19) of the Investment Company Act (the “Independent Managers”). The Independent Managers are each paid an annual retainer of $35,000. Compensation to the Board is paid and expensed by the Company on a quarterly basis. The Independent Managers are also reimbursed for out of pocket expenses in connection with providing their services to the Company. For the six months ended September 30, 2017, the Company incurred $105,000 in Independent Managers’ fees.

4. Capital Commitments from Members

At September 30, 2017, capital commitments from Members totaled $334,304,294. Capital contributions received by the Company with regard to satisfying Member commitments totaled $43,459,558, which represents approximately 13% of committed capital at September 30, 2017.

5. Allocations of Capital and Net Profits or Net Losses to Members

The net profits or net losses of the Company are allocated to Members in a manner that takes into account the amount of cash that would be distributed based upon a hypothetical liquidation, such that allocations are based on Members’ percentage interests, as defined in the Company's LLC Agreement.

6. Capital Commitments of the Company to Portfolio Funds

As of September 30, 2017, the Company had total capital commitments of $138,536,513 to the Portfolio Funds with remaining unfunded commitments to the Portfolio Funds totaling $108,866,698 as listed below:

13

NB Crossroads Private Markets Fund IV Holdings LLC

Notes to the Financial Statements

September 30, 2017 (Unaudited)

Assets:	Unfunded Commitment
Buyout/Growth	$76,104,429
Buyout/Growth Co-Investments	11,947,659
Special Situations	4,600,000
Venture	16,214,610
Total	$108,866,698

7. Description of the Investments

Due to the nature of the Portfolio Funds, the Company cannot liquidate its positions in the Portfolio Funds except through distributions from the Portfolio Funds, which are made at the discretion of the Portfolio Funds. The Company has no right to demand repayment of its investment in the Portfolio Funds.

The following underlying investments represent 5% or more of Members’ Equity – Net Assets of the Company.

Uno Co-Invest L.P. represents 7.62% of Members’ Equity – Net Assets of the Company as of September 30, 2017. A leader in insurance brokerage and consulting in P&C, employee benefits, personal risk services, retirement program and specialty solutions.

NB Arch LP represents 7.62% of Members’ Equity – Net Assets of the Company as of September 30, 2017. A leading provider of office supplies with a North American B2B delivery platform and a U.S. / Canada retail platform.

NB WM Co-Invest LP represents 7.11% of Members’ Equity – Net Assets of the Company as of September 30, 2017. An American company that operates a chain of boating supply and fishing retail stores.

Cerberus Institutional Partners VI, L.P. represents 6.83% of Members’ Equity – Net Assets of the Company as of September 30, 2017. A fund that seeks to maximize total return on capital by seeking capital appreciation and current income thorough the development and management of a portfolio consisting of a broad range of distressed investments.

VSC RST Holdco, L.P. represents 6.54% of Members’ Equity – Net Assets of the Company as of September 30, 2017. A leader in the design, manufacturing and sale of innovative geotechnical, environmental and structural monitoring instruments.

MCH Iberian Capital Fund IV, F.C.R. represents 6.01% of Members’ Equity – Net Assets of the Company as of September 30, 2017. A fund that focuses fundamentally on companies with a high potential for growth and appreciation, in the development-capital phase and in buy-out transactions.

14

NB Crossroads Private Markets Fund IV Holdings LLC

Notes to the Financial Statements

September 30, 2017 (Unaudited)

THL Equity Fund VII Investors (MHS), L.P. represents 5.89% of Members’ Equity – Net Assets of the Company as of September 30, 2017. A manufacturer and integrator of automated sortation systems for the courier market in North America

NB Soho LP represents 5.08% of Members’ Equity – Net Assets of the Company as of September 30, 2017. A 2007 vintage, emerging market-focused, mid-cap buyout fund.

8. Indemnifications

In the normal course of business, the Company enters into contracts that provide general indemnifications. The Company’s maximum exposure under these agreements is dependent on future claims that may be made against the Company, and therefore cannot be established; however, based on the Registered Investment Adviser’s experience, the risk of loss from such claims is considered remote.

Many of the Portfolio Funds’ partnership agreements contain provisions that allow them to recycle or recall distributions made to the Company. Accordingly, the unfunded commitments disclosed under Note 6 reflect both amounts undrawn to satisfy commitments and distributions that are recallable, as applicable.

9. Concentrations of Market, Credit, Liquidity, Industry, Currency and Capital Call Risk

Due to the inherent uncertainty of valuations, estimated values may differ significantly from the values that would have been used had a ready market for the securities existed, and the difference could be material. The Company’s investments are subject, directly or indirectly, to various risk factors including market, credit, industry, currency and capital call risk. Certain investments are made internationally, which may subject the investments to additional risks resulting from political or economic conditions in such countries or regions and the possible imposition of adverse governmental laws or currency exchange restrictions affecting such countries or regions. Market risk represents the potential loss in value of financial instruments caused by movements in market variables, such as interest and foreign exchange rates and equity prices. The Company may have a concentration of investments, as permitted by its registration statement, in a particular industry or sector. Investment performance of the sector may have a significant impact on the performance of the Company. The Company's investments are also subject to the risk associated with investing in private equity securities. The investments in private equity securities are illiquid, can be subject to various restrictions on resale, and there can be no assurance that the Company will be able to realize the value of such investments in a timely manner if at all.

The Company believes that its liquidity and capital resources are adequate to satisfy its operational needs as well as the continuation of its investment program.

This portfolio strategy presents a high degree of business and financial risk due to the nature of underlying companies in which the Portfolio Funds invest, which may include entities with little operating history, minimal capitalization, operations in new or developing industries, and concentration of investments in one industry or geographical area.

15

NB Crossroads Private Markets Fund IV Holdings LLC

Notes to the Financial Statements

September 30, 2017 (Unaudited)

The Portfolio Fund assets may become investments in public securities through initial public offerings and acquisitions by public companies. These securities may be subject to restrictions, which may prevent the immediate resale of these securities by the Portfolio Funds. These securities may be subject to substantial market volatility which could impact the Portfolio Funds’ valuations.

The Portfolio Funds may invest in certain financial instruments which may contain varying degrees of off balance sheet credit, interest and market risks. As a result, the Company may be subject indirectly to such risks through its investment in the Portfolio Funds. However, due to the nature of the Company’s investments in Portfolio Funds, such risks are limited to the Company’s capital balance in each such Portfolio Fund.

If the Company defaults on its commitment or fails to satisfy capital calls, it will be subject to significant penalties, including the complete forfeiture of the Company’s investment in the Portfolio Fund. This may impair the ability of the Company to pursue its investment program, force the Company to borrow or otherwise impair the value of the Company’s investments (including the complete devaluation of the Company). In addition, defaults by Members on their commitments to the Company, may cause the Company to, in turn, default on its commitment to a Portfolio Fund. In this case, the Company, and especially the non-defaulting Members, will bear the penalties of such default as outlined above. While the Registered Investment Adviser has taken steps to mitigate this risk, there is no guarantee that such measures will be sufficient or successful.

10. Subsequent Events

On November 8, 2017, the Company called an additional 2% of Feeder Funds’ commitments.

The Company has evaluated all events subsequent to the balance sheet date of September 30, 2017, through the date these financial statements were available to be issued and has determined that there were no additional subsequent events that require disclosure.

16

NB Crossroads Private Markets Fund IV Holdings LLC

Additional Information (Unaudited)

September 30, 2017

Proxy Voting and Form N-Q

A description of the Company’s policies and procedures used to determine how to vote proxies relating to the Company’s portfolio securities, as well as information regarding proxy votes cast by the Company (if any) during the most recent twelve month period ended June 30, is available without charge, upon request, by calling the Company at 212-476-8800 or on the website of the Securities and Exchange Commission (the “SEC”) at http://www.sec.gov. The Company did not receive any proxy solicitations during the six months ended September 30, 2017.

The Company files a complete schedule of portfolio holdings with the SEC within sixty days after the end of the first and third fiscal quarters of each year on Form N-Q. The Company’s Forms N-Q (i) are available at http://www.sec.gov, and (ii) may be reviewed and copied at the SEC’s Public Reference Room in Washington, D.C. (the information regarding operation of the Public Reference Room may be obtained by calling 1-800-SEC-0330), and (iii) may be obtained at no charge by calling the Company at 212-476-8800.

17

Item 2. Code of Ethics.

Not applicable for semi-annual reports.

Item 3. Audit Committee Financial Expert.

Not applicable for semi-annual reports.

Item 4. Principal Accountant Fees and Services.

Not applicable for semi-annual reports.

Item 5. Audit Committee of Listed Registrants.

Not applicable for semi-annual reports.

Item 6. Schedule of Investments.

(a) The Schedule of Investments is included as part of the report to members filed under Item 1 of this form.

(b) Not applicable.

Item 7. Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies.

Not applicable for semi-annual reports.

Item 8. Portfolio Managers of Closed-End Management Investment Companies.

(a) Not applicable.

(b) As of the date of this filing, there have been no changes in any of the portfolio managers identified in the most recent annual report on Form N-CSR.

Item 9. Purchase of Equity Securities By Close-End Management Investment Company and Affiliated Purchasers.

Not applicable.

Item 10. Submission of Matters to a Vote of Security Holders.

There have been no material changes to the procedures by which members may recommend nominees to the Board.

Item 11. Controls and Procedures.

(a) The Registrant's Principal Executive Officer and Principal Financial Officer have concluded that the Registrant's disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended (the “1940 Act”)) were effective as of a date within 90 days prior to the filing date of this report, based on their evaluation of the effectiveness of the Registrant's disclosure controls and procedures, as required by Rule 30a-3(b) of the 1940 Act.

(b) There were no changes in the Registrant's internal control over financial reporting that occurred during the Registrant's second fiscal quarter of the period covered by this report that has materially affected, or is reasonably likely to materially affect, the Registrant's internal control over financial reporting.

Item 12. Exhibits.

(a)(1)	Not applicable

(a)(2)	Separate certifications for the Registrant's Principal Executive Officer and Principal Financial Officer, as required by Rule 30a-2(a) under the 1940 Act are filed herewith.

(a)(3)	Not applicable

(b)	Not applicable

Signatures

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

NB Crossroads Private Markets Fund IV (TE) - Client LLC

By	/s/ Robert Conti
Robert Conti
Chief Executive Officer and President

Date: December 8, 2017

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By	/s/ Robert Conti
Robert Conti
Chief Executive Officer and President
(Principal Executive Officer)

Date: December 8, 2017

By	/s/ John M. McGovern
John M. McGovern
Treasurer
(Principal Financial Officer)

Date: December 8, 2017